Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ENVIRONMENTAL SOLUTIONS WORLDWIDE INC
Entity Central Index Key	0001082278
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		219,450,447
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONSOLIDATED CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 78,556	$ 1,103,649
Accounts receivable, net of allowance for doubtful accounts of $217,732 (2011 - $1,398) (Note 2)	1,538,938	1,204,734
Inventory, net of reserve of $107,360 (2011 - $223,007) (Note 5)	2,202,659	2,431,027
Prepaid expenses and sundry assets	157,444	295,211
Total current assets	3,977,597	5,034,621
Property, plant and equipment under construction (Note 6)	356,995	198,416
Property, plant and equipment, net of accumulated depreciation of $3,882,926 (2011 - $6,867,760) (Note 6)	1,082,530	1,271,989
Assets, Total	5,417,122	6,505,026
Current Liabilities
Accounts payable	1,260,791	1,384,972
Accrued liabilities	452,266	592,760
Redeemable Class A special shares (Note 7)		453,900
Current portion of loan payable (Note 16)	36,781
Current portion of capital lease obligation (Note 12)		1,241
Total current liabilities	1,749,838	2,432,873
Long-term liabilities
Loan payable (Note 16)	237,982
Total liabilities	1,987,820	2,432,873
Commitments and Contingencies (Note 12)
Stockholders' Equity (Notes 9 and 10)
Common stock, $0.001 par value, 250,000,000 (2011 - 250,000,000) shares authorized; 219,450,447 (2011 - 219,450,447) shares issued and outstanding	219,450	219,450
Additional paid-in capital	56,648,046	56,606,629
Accumulated deficit	(53,438,194)	(52,753,926)
Total stockholders' equity	3,429,302	4,072,153
Total Liabilities and Stockholders' Equity	$ 5,417,122	$ 6,505,026

CONSOLIDATED CONDENSED BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable (in dollars)	$ 217,732	$ 1,398
Inventory reserve (in dollars)	107,360	223,007
Accumulated depreciation of property, plant and equipment (in dollars)	$ 3,882,926	$ 6,867,760
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	219,450,447	219,450,447
Common stock, shares outstanding	219,450,447	219,450,447

CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenue	$ 2,344,103	$ 3,054,847	$ 4,875,705	$ 5,100,585
Cost of sales	1,456,810	2,492,652	3,199,736	4,584,734
Gross profit	887,293	562,195	1,675,969	515,851
Operating expenses
Marketing, office and general expenses	675,060	1,003,506	1,865,510	2,007,565
Restructuring charges		4,465		523,274
Research and development costs	185,770	150,272	314,318	333,897
Officers' compensation and directors' fees	154,484	195,342	311,591	406,986
Consulting and professional fees	79,629	72,661	135,613	147,456
Foreign exchange loss	11,612	24,594	43,043	84,719
Depreciation and amortization	38,935	94,155	115,117	214,505
Loss on impairment of property, plant and equipment (Note 6)		311,304	28,945	311,304
Total operating expenses	1,145,490	1,856,299	2,814,137	4,029,706
Loss from operations	(258,197)	(1,294,104)	(1,138,168)	(3,513,855)
Gain on deconsolidation of subsidiary (Note 7)			453,900
Change in fair value of exchange feature liability				(578,739)
Interest on notes payable to related party		(92,329)		(126,850)
Interest accretion expense		(2,456,074)		(3,506,074)
Financing charge on embedded derivative liability				(485,101)
Gain on convertible derivative				1,336,445
Bank fees related to credit facility covenant waivers		(47,693)		(154,205)
Gain on disposal of property and equipment		2,033		5,583
Net loss	(258,197)	(3,888,167)	(684,268)	(7,022,796)
Other comprehensive income:
Foreign currency translation of Canadian subsidiaries		53,693		125,957
Net loss and comprehensive loss	$ (258,197)	$ (3,834,474)	$ (684,268)	$ (6,896,839)
Net loss per share (basic and diluted) (Note14) (in dollars per share)	$ 0	$ (0.03)	$ 0	$ (0.05)
Weighted average number of shares outstanding (basic and diluted) (Note14) (in shares)	219,450,447	129,463,767	219,450,447	129,463,767

CONSOLIDATED CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2011	$ 219,450	$ 56,606,629	$ (52,753,926)	$ 4,072,153
Balance (in shares) at Dec. 31, 2011	219,450,447
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(684,268)	(684,268)
Stock-based compensation		41,417		41,417
Balance at Jun. 30, 2012	$ 219,450	$ 56,648,046	$ (53,438,194)	$ 3,429,302
Balance (in shares) at Jun. 30, 2012	219,450,447

CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (684,268)	$ (7,022,796)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest accretion expense		3,506,074
Change in fair value of exchange feature liability		578,739
Financing charge on embedded derivative liability		485,101
Loss on disposal of inventory		507,032
Reserve on inventory obsolescence	107,360
Depreciation of property, plant and equipment	294,804	420,182
Loss on impairment of property, plant and equipment	42,674	307,358
Interest on notes payable to related party		126,850
Stock-based compensation	41,417	56,381
Amortization of patents and trademarks		16,145
Provision for doubtful accounts	213,108
Gain on disposal of property and equipment	(13,729)	(5,583)
Gain on convertible derivative		(1,336,445)
Gain on deconsolidation of subsidiary	(453,900)
Total adjustments to reconcile net loss to net cash used in operating activities	231,734	4,661,834
Increase (decrease) in cash flows from operating activities resulting from changes in:
Accounts receivable	(547,312)	1,226,620
Inventory	121,008	534,467
Prepaid expenses and sundry assets	137,767	(286,292)
Accounts payable and accrued liabilities	(264,675)	(37,034)
Customer deposits		(25,528)
Operating capital, Total	(553,212)	1,412,233
Net cash used in operating activities	(1,005,746)	(948,729)
Investing activities:
Proceeds from sale of property and equipment	13,729	5,419
Acquisition of property, plant and equipment	(148,019)	(33,963)
Addition to property, plant and equipment under construction	(158,579)
Net cash used in investing activities	(292,869)	(28,544)
Financing activities:
Proceeds from notes payable to related parties		4,000,000
Proceeds from loan payable	280,787
Repayment of loan payable	(6,024)
Rights offering cost		(373,615)
Repayment of bank loan		(1,891,079)
Repayment of capital lease obligation	(1,241)	(2,539)
Net cash provided by financing activities	273,522	1,732,767
Net change in cash and equivalents	(1,025,093)	755,494
Foreign exchange gain on foreign operations		(9,819)
Cash and cash equivalents, beginning of period	1,103,649	13,328
Cash and cash equivalents, end of period	$ 78,556	$ 759,003

NATURE OF BUSINESS AND GOING CONCERN	6 Months Ended
Jun. 30, 2012
Nature Of Business and Going Concern [Abstract]
NATURE OF BUSINESS AND GOING CONCERN

NOTE 1 - NATURE OF BUSINESS AND GOING CONCERN

Environmental Solutions Worldwide, Inc. (the "Company" or "ESW") through its wholly-owned subsidiaries is engaged in the design, development, manufacturing and sales of emissions control technologies. ESW also provides emissions testing and environmental certification services with its primary focus on the North American on-road and off-road diesel retrofit market. ESW currently manufactures and markets a line of catalytic emission control and enabling technologies for a number of applications.

The unaudited consolidated condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which contemplates continuation of the Company as a going concern.

The Company has sustained recurring operating losses. As of June 30, 2012, the Company had an accumulated deficit of $53,438,194 and cash and cash equivalents of $78,556. During the year 2011 there were significant changes made to ESW’s business. These changes in operations, the relocation of the Company’s operations, and the prevailing economic conditions all create uncertainty in the operating results and, accordingly, there is no assurance that the Company will be successful in generating sufficient cash flow from operations or achieving profitability in the near future. As a result, there is substantial doubt regarding the Company's ability to continue as a going concern. The Company may require additional financing to fund its continuing operations. Financing may not be available at acceptable terms or may not be available at all. The Company's ability to continue as a going concern is dependent on obtaining additional financing and achieving and maintaining a profitable level of operations.

Effective July 12, 2011, the Company raised a total of $4 million through the issuance of unsecured subordinated promissory notes (the “Notes”) to certain shareholders, including deemed affiliates of certain members of the Board of Directors of the Company. Proceeds from the Notes funded working capital related to its 2011 sales, capital investments and other general corporate purposes. Effective May 10, 2011, the Company entered into an Investment Agreement with certain of its current shareholders and subordinated lenders under unsecured promissory notes (the “Bridge Lenders") for an aggregate amount of $4 million. As per the Investment Agreement, the Bridge Lenders agreed to provide a backstop commitment (the "Backstop Commitment") to a rights offering targeted by the Company to raise up to $8 million (the “Qualified Offering"). Under the Backstop Commitment, the Bridge Lenders agreed to purchase any shares offered in the Qualified Offering that were not purchased by the Company's shareholders of record, after giving effect to any oversubscriptions.

Effective June 30, 2011 the Company completed its rights offering. The Company's shareholders subscribed to 38,955,629 shares including over subscriptions. Under the Qualified Offering shareholders subscribed to $4.7 million, which was subscribed for via cash ($1.9 million), and the exchange of principal and accrued interest on the Notes and the Bridge Loan Notes (approximately $2.8 million). Under the Backstop Commitment, the Bridge Lenders purchased 27,714,385 shares of Common Stock at price of $0.12 per share for approximately $3.3 million, of which $2.0 million was paid in cash and $1.3 million was paid for through the exchange of the balance of principal and accrued interest due on the Notes. As a result of these transactions, the Company satisfied its obligations with the Bridge Lenders and effectively cancelled the Notes effective June 30, 2011.

Effective July 18, 2011, ESW’s wholly-owned subsidiary ESW Canada Inc., paid its senior lender the amount of $1.5 million (Canadian dollars) from the proceeds of the rights offering to liquidate the outstanding balance on the bank loan. The senior lender has discharged all liens, encumbrances and securities against the Company and its subsidiaries and cancelled the June 30, 2010 demand revolving credit facility agreement.

Effective May 1, 2012 the Company’s wholly owned subsidiary ESW America Inc. received a $280,787 low interest loan from The Machinery and Equipment Loan Fund (“MELF”), which is administered by the Pennsylvania Department of Community and Economic Development. Proceeds from the loan were used to purchase and upgrade equipment at the air testing facility.

These unaudited consolidated condensed financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. All adjustments, consisting only of normal recurring items, considered necessary for fair presentation have been included in these unaudited consolidated condensed financial statements.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

BASIS OF CONSOLIDATION

The unaudited consolidated condensed financial statements include the accounts of the Company and its wholly-owned subsidiaries, ESW America Inc. ("ESWA"), ESW Technologies Inc. ("ESWT"), ESW Canada Inc. ("ESWC") and Technology Fabricators Inc. (“TFI”). All inter-company transactions and balances have been eliminated on consolidation. Amounts in the unaudited consolidated condensed financial statements are expressed in U.S. dollars.

Effective February 3, 2012 BBL Technologies Inc. (“BBL”), a non-operating subsidiary, filed for bankruptcy in the Province of Ontario, Canada. At the time of filing, BBL had no assets but had issued and outstanding redeemable Class A special shares. The Company did not provide any guarantee in relation to these redeemable Class A special shares. As a result of BBL’s filing for bankruptcy, the Company lost its control over BBL and has deconsolidated BBL from the unaudited consolidated condensed financial statements on the filing date. The Company recorded a $453,900 gain in the unaudited consolidated condensed statement of operations and comprehensive loss for the six and three month periods ended June 30, 2012 upon deconsolidation of BBL.

ESTIMATES

The preparation of unaudited consolidated condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reported period. Actual results could differ from those estimates. Significant estimates include amounts for inventory valuation, impairment of property plant and equipment, share-based compensation, valuation of the warrants, accrued liabilities and accounts receivable exposures.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated credit risk by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is estimated and recorded based on management's assessment of the credit history with the customer and current relationships with them. On this basis management has determined that an allowance for doubtful accounts of $217,732 and $1,398 was appropriate as of June 30, 2012 and December 31, 2011, respectively.

INVENTORY

Inventory is stated at the lower of cost or market determined using the first-in, first-out method. Inventory is periodically reviewed for use and obsolescence, and adjusted as necessary. Inventory consists of raw materials, work-in-process and finished goods.

PROPERTY, PLANT AND EQUIPMENT UNDER CONSTRUCTION

The Company capitalizes customized equipment built to be used in the future day to day operations at cost. Once complete and available for use, the cost for accounting purposes is transferred to property, plant and equipment, where normal depreciation rates apply.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, generally 5 to 7 years. Maintenance and repairs are charged to operations as incurred. Significant renewals and betterments are capitalized.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company follows the Accounting Standards Codification (“ASC”) Topic 360, which requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the assets' carrying amounts may not be recoverable. In performing the review for recoverability, if future undiscounted cash flows (excluding interest charges) from the use and ultimate disposition of the assets are less than their carrying values, an impairment loss represented by the difference between its fair value and carrying value, is recognized. Properties held for sale are recorded at the lower of the carrying amount or the expected sales price less costs to sell. Management reviewed certain  assets for impairment in the first quarter of 2012 (see Note 6 for details).

PATENTS AND TRADEMARKS

Patents and trademarks consist primarily of the costs incurred to acquire them from an independent third party. Intangible assets with a finite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the fair value of the asset.

Patents and trademarks were being amortized on a straight-line basis over their estimated life of ten years. Amortization expense for the six month periods ended June 30, 2012 and 2011 was $0 and $16,145 respectively and amortization expense for the three month periods ended June 30, 2012 and 2011 was $0. At June 30, 2012 and December 31, 2011, patents and trademarks were fully written down and had $0 carrying value.

FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

Included in the ASC Topic 820 framework is a three level valuation inputs hierarchy with Level 1 being inputs and transactions that can be effectively fully observed by market participants spanning to Level 3 where estimates are unobservable by market participants outside of the Company and must be estimated using assumptions developed by the Company. The Company discloses the lowest level input significant to each category of asset or liability valued within the scope of ASC Topic 820 and the valuation method as exchange, income or use. The Company uses inputs which are as observable as possible and the methods most applicable to the specific situation of each company or valued item.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and loan payable approximate fair value because of their short-term nature or current market rate for the loan payable with a fixed rate. Per ASC Topic 820 framework these are considered Level 2 inputs where inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

REVENUE RECOGNITION

The Company derives revenue primarily from the sale of its catalytic products. In accordance with Staff Accounting Bulletin No. 104, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the amount is fixed or determinable, risk of ownership has passed to the customer and collection is reasonably assured.

The Company also derives revenue (approximately 8.4% and 3.5% of total revenue during the six month periods ended June 30, 2012 and 2011, respectively) from providing air testing and environmental certification services. Revenues are recognized upon delivery of testing services when persuasive evidence of an arrangement exists and collection of the related receivable is reasonably assured.

LOSS PER SHARE

Loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year. Common stock equivalents are excluded from the computation of diluted loss per share when their effect is anti-dilutive.

INCOME TAXES

Income taxes are computed in accordance with the provisions of ASC Topic 740, which requires, among other things, a liability approach to calculating deferred income taxes. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in its financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company's estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of the related assets and liabilities in the period in which such events occur.

Such adjustments may have a material impact on ESW's income tax provision and results of operations.

SHIPPING AND HANDLING COSTS

The Company’s shipping and handling costs of $20,519 and $32,873 are included in cost of sales for the three month periods ended June 30, 2012 and 2011, respectively. Additionally, the Company has recorded recoveries of these costs amounting to $13,496 and $20,372, which are included in revenues for the three month periods ended June 30, 2012 and 2011, respectively.

The Company’s shipping and handling costs of $47,062 and $57,160 are included in cost of sales for the six month periods ended June 30, 2012 and 2011, respectively. Additionally, the Company has recorded recoveries of these costs amounting to $35,997 and $39,701, which are included in revenues for the six month periods ended June 30, 2012 and 2011, respectively.

RESEARCH AND DEVELOPMENT

The Company is engaged in research and development work. Research and development costs are charged as operating expense of the Company as incurred. Any grant money received for research and development work is used to offset these expenditures. For the three month periods ended June 30, 2012 and 2011, the Company expensed $185,770 and $150,272, net of grant revenues, respectively, towards research and development costs. For the six month periods ended June 30, 2012 and 2011, the Company expensed $314,318 and $333,897, net of grant revenues, respectively, towards research and development costs.

For the three month periods ended June 30, 2012 and 2011, gross research and development expense, excluding any offsetting grant revenues, amounted to $185,770 and $198,985, respectively, and grant money amounted to $0 and $48,713, respectively. For the six month periods ended June 30, 2012 and 2011, gross research and development expense, excluding any offsetting grant revenues, amounted to $314,318 and $612,609, respectively, and grant money amounted to $0 and $278,712, respectively.

FOREIGN CURRENCY TRANSLATION

The functional currency of the Company and its foreign subsidiaries is the U.S. dollar. Most of the Company’s revenue and materials purchased from suppliers are denominated in or linked to the U.S. dollar. Transactions denominated in currencies other than a functional currency are converted to the functional currency on the transaction date, and any resulting assets or liabilities are further translated at each reporting date and at settlement. Gains and losses recognized upon such translations are included within foreign exchange gain (loss) in the unaudited consolidated condensed statements of operations and comprehensive loss.

PRODUCT WARRANTIES

The Company provides for estimated warranty costs at the time of sale and accrues for specific items at the time their existence is known and the amounts are determinable. The Company estimates warranty costs using standard quantitative measures based on industry warranty claim experience and evaluation of specific customer warranty issues. The Company currently estimates warranty costs as 2% of revenue. As of June 30, 2012 and December 31, 2011, $199,862 and $121,335, respectively, was accrued as warranty provision and included in accrued liabilities. For the three month periods ended June 30, 2012 and 2011, the total warranty, service, service travel and installation costs included in cost of sales were $95,824 and $13,101, respectively. For the six month periods ended June 30, 2012 and 2011, the total warranty, service, service travel and installation costs included in cost of sales were $142,434 and $93,733, respectively.

SEGMENT REPORTING

ESW operates in two reportable segments. ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for the way that public business enterprises report information about operating segments in the Company’s consolidated condensed financial statements. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. ESW’s operating segments include manufacturing operations and air testing services (see Note 13). ESW’s chief operating decision maker is the Company’s Executive Chairman.

RESTRUCTURING CHARGES

In 2011 ESW underwent a significant restructuring of its operations. ESW recognizes restructuring expenses as they are incurred. ESW also evaluates the inventory and property, plant and equipment associated with restructuring actions for impairment. Asset impairment and accelerated depreciation expenses primarily relate to inventory write-downs for rationalized products and adjustments in the carrying value of the closed facilities to the Company’s estimated fair value. In addition, the remaining useful lives of other property, plant and equipment associated with the related operations were re-evaluated based on the respective plan, resulting in the impairment of certain assets. In accordance with ASC 420-10-25-11 costs to terminate an operating lease arise when a lessee will either: (a) terminate an operating lease; or (b) if it is unable to terminate the lease, discontinue its use of the asset and continue to make lease payments over the remaining term of the lease without benefit. When the lease will be terminated, the lessee should recognize a liability for the cost of terminating the lease at the time the lease is terminated. If the lease will not be terminated and the lessee will continue to incur costs under the lease without future benefit, the lessee should recognize a liability on the cease-use date (the date the lessee discontinues its use of the asset). In accordance with paragraphs 420-10-30-7 through 30-9, a liability for the remaining lease rentals, reduced by actual (or estimated) sublease rentals, would be recognized and measured at its fair value at the cease-use date. In accordance with paragraphs 420-10-35-1 through 35-4, the liability would be adjusted for changes, if any, resulting from revisions to estimated cash flows after the cease-use date, measured using the credit-adjusted risk-free rate that was used to measure the liability initially.

As disclosed in Note 12, the Company entered into an agreement with its former landlord for the full release of any future obligations under the lease agreement.

COMPARATIVE FIGURES

Certain 2011 figures have been reclassified to conform to the current financial statement presentation.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2012
Recent Accounting Pronouncements [Abstract]
RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENT

NOTE 3 – RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENT

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-5 – “Comprehensive Income – Presentation of Comprehensive Income”.  This statement removed the presentation of comprehensive income in the statement of changes in stockholders’ equity.  The only two allowable presentations are below the components of net income in a statement of comprehensive income or in a separate statement of comprehensive income that begins with total net income.  The guidance was effective for interim or annual reporting periods beginning after December 15, 2011. The adoption of this ASU had no effect on the Company's unaudited consolidated condensed financial statements.

CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4 - CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash and highly liquid investments purchased with an original or remaining maturity of 90 days or less at the date of purchase. At June 30, 2012 and December 31, 2011, all of the Company's cash and cash equivalents consisted of cash.

INVENTORY	6 Months Ended
Jun. 30, 2012
Inventory [Abstract]
INVENTORY

NOTE 5 - INVENTORY

Inventory consists of:

	June 30,	December 31,
Inventory	2012	2011
Raw materials	$ 774,290	$ 846,113
Work-in-process	1,414,270	1,705,346
Finished goods	121,459	102,575
	2,310,019	2,654,034
Less: reserve for inventory obsolescence	(107,360)	(223,007)

Total	$ 2,202,659	$ 2,431,027

PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
Classification	2012	2011

Plant, machinery and equipment	$ 3,724,990	$ 6,294,458
Office equipment	152,329	357,717
Furniture and fixtures	242,090	449,147
Vehicles	19,468	25,604
Leasehold improvements	826,579	1,012,823
	4,965,456	8,139,749
Less: accumulated depreciation	(3,882,926)	(6,867,760)

Total	$ 1,082,530	$ 1,271,989

Depreciation expense recognized in the unaudited consolidated condensed statements of operations and comprehensive loss was included in the following captions:

	For the three month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 103,432	$ 87,353
Operating expenses	38,935	94,156
Research and development	-	29,028

Total	$ 142,367	$210,537

	For the six month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 179,687	$ 163,544
Operating expenses	115,117	198,360
Research and development	-	58,191

Total	$ 294,804	$ 420,095

At March 31, 2012, the Company recognized an impairment loss for furniture, fixtures and office equipment located at its Canadian facility. The estimated recovery from the sale of furniture, fixtures and office equipment is expected to be nominal and, accordingly, the Company has valued these assets as $0 and recorded an impairment loss equal to the full amount of their carrying value.

The details of impairment losses recognized are summarized in the following table:

For the three month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	-	-
Office equipment (Held for sale)	-	36,983
Computer hardware (Held for sale)	-	-
Computer software (Held for sale)	-	-
Total impairment loss recognized	-	311,304

Gain on disposal of plant and equipment	-	-
Total impairment loss recognized	$ -	$ 311,304

	For the six month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	1,800	-
Office equipment (Held for sale)	2,132	36,983
Computer hardware (Held for sale)	18,474	-
Computer software (Held for sale)	20,267	-
Total impairment loss recognized	42,674	311,304

Gain on disposal of plant and equipment	(13,729)	-
Total impairment loss recognized	$ 28,945	$ 311,304

REDEEMABLE CLASS A SPECIAL SHARES	6 Months Ended
Jun. 30, 2012
Redeemable Class Special Shares [Abstract]
REDEEMABLE CLASS A SPECIAL SHARES

NOTE 7 - REDEEMABLE CLASS A SPECIAL SHARES

At December 31, 2011, the redeemable Class A special shares that were issued by the Company's wholly-owned subsidiary, BBL, without par value, were redeemable on demand by the holder of the shares, which is a private Ontario Corporation, at $700,000 Canadian (historically translated to $453,900 at December 31, 2011). On February 3, 2012, BBL filed for bankruptcy and the redeemable Class A special shares were subsequently cancelled.

INCOME TAXES	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

As of June 30, 2012, there are tax loss carry forwards for Federal income tax purposes of approximately $40,715,966 available to offset future taxable income in the United States. The tax loss carry forwards expire in various years through 2031. The Company does not expect to incur a Federal income tax liability in the foreseeable future. Accordingly, a valuation allowance for the full amount of the related deferred tax asset of approximately $14,250,588 has been established until realizations of the tax benefit from the loss carry forwards meet the "more likely than not" criteria.

Originating	Loss
Year	Carryforward
1999	$ 407,607
2000	2,109,716
2001	2,368,368
2002	917,626
2003	637,458
2004	1,621,175
2005	2,276,330
2006	3,336,964
2007	3,378,355
2008	3,348,694
2009	2,927,096
2010	2,269,987
2011	2,212,173
2012	12,904,417

Total	$ 40,715,966

Additionally, as of June 30, 2012, the Company's two wholly-owned Canadian subsidiaries had non-capital tax loss carry forwards of approximately $2,844,864 available to be used, in future periods, to offset taxable income. The loss carry forwards expire in 2031. The deferred tax asset of approximately $753,889 has been fully offset by a valuation allowance until realization of the tax benefit from the non-capital tax loss carry forwards are more likely than not.

The reconciliation of the difference between the income tax provision using the statutory tax rates and the effective tax rate is as follows:

	For the six month periods ended
	June 30,	June 30,
	2012	2011
Statutory tax rates:
U.S.	35.00%	35.00%
Canada	26.50%	31.00%
Income (loss) before income taxes
U.S.	$ (12,946,375)	$ (4,544,792)
Foreign	12,262,107	(2,478,004)

	$ (684,268)	$ (7,022,796)

Expected tax recovery at statutory tax rates	$ (1,281,773)	$ (2,358,611)
Differences in income taxes resulting from:
Depreciation and impairment (foreign operations)	(239,717)	103,041
Change in fair value of exchange feature liability	-	202,559
Financing charge on embedded derivative liability	-	169,785
Stock-based compensation	14,497	19,733
Gain on convertible derivative	-	(467,756)
Long-term debt interest expense accretion	-	1,227,126
	(1,506,993)	(1,104,123)
Benefit of losses not recognized	1,506,993	1,104,123
Income tax provision per unaudited consolidated
condensed financial statements	$ -	$ -

Components of deferred income tax assets are as follows:

	June 30,	December 31,
	2012	2011

Property, plant and equipment	$ -	$ 488,494
Tax loss carryforwards	15,004,477	13,255,075
	15,004,477	13,743,569
Valuation allowance	(15,004,477)	(13,743,569)

Carrying value	$ -	$ -

Valuation allowances reflect the deferred tax benefits that management is uncertain of the Company's ability to utilize in the future.

Based on the Company’s current tax loss position tax benefits to be recognized is more-likely-than-not to be sustained upon examination by taxing authorities. The Company does not believe there will be any material changes in its unrecognized tax positions over the next twelve months.

The Company will recognize interest and penalties related to unrecognized tax benefits within the income tax expense line in the unaudited consolidated condensed statements of operations and comprehensive loss. Accrued interest and penalties will be included within the related tax liability line in the consolidated condensed balance sheets.

In many cases the Company's uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of June 30, 2012:

United States - Federal	2008 – present
United States - State	2008 – present
Canada - Federal	2009 – present
Canada - Provincial	2009 – present

STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 9 - STOCKHOLDERS' EQUITY

No stock was issued during the six month period ended June 30, 2012.

The following table sets forth a summary of the shares issued on July 15, 2011 as a result of the closing of the rights offering effective June 30, 2011:

	Number of Shares	Amount
Subscription receivable at June 30, 2011	32,143,170	$3,857,180
Conversion of notes payable to related parties and related accrued interest	34,390,418	4,126,850
Conversion of accrued expenses	136,424	16,374
Reclassification of conversion option liabilities to equity	-	2,654,730
Conversion of exchange feature liability	22,500,000	2,712,600
Rights offering costs	-	(419,410)
Total	89,170,012	$12,948,324

Effective November 6, 2011, the Company issued 400,000 restricted shares of common stock to two Board members in connection with restricted stock grants under the 2010 stock incentive plan.

Effective November 6, 2011, the Company issued 166,668 restricted shares of common stock to four Board members in lieu of outstanding board fees.

Effective December 31, 2011, the Company issued 250,000 restricted shares of common stock to five Board members in connection with restricted stock grants under the 2010 stock incentive plan.

STOCK OPTIONS AND WARRANT GRANTS	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
STOCK OPTIONS AND WARRANT GRANTS

NOTE 10 - STOCK OPTIONS AND WARRANT GRANTS

STOCK OPTIONS

On April 15, 2010, the Board of Directors (the “Board”) granted an aggregate award of 900,000 stock options to a former executive officer and former director and one director. The options vest over a period of three years with an exercise price of $0.65 (fair market value of the Company's common stock as of the date of grant) with expiry of five years from the date of award. Effective February 7, 2011, with the resignation of a director, the unvested portion of the stock options was cancelled as a result of the resignation. The balance of the stock option expense of the April 15, 2010 award is as follows:

Stock Option
Date	Expense
April 15, 2011	$ 62,127
April 15, 2012	$ 82,836
April 15, 2013	$ 20,709

A summary of option transactions, including those granted pursuant to the terms of certain employment and other agreements is as follows:

	Stock purchase options	Weighted average exercise price
Outstanding, January 1, 2011	3,600,000	$ 0.68
Granted	475,000	$ 0.12
Expired or cancelled	(500,000)	$ (0.73)
Outstanding, December 31, 2011	3,575,000	$ 0.60
Expired	(2,150,000)	$ (0.71)

Outstanding, June 30, 2012	1,425,000	$ 0.43

At June 30, 2012, the outstanding options have a weighted average remaining life of 25 months. All options issued prior to 2010 have vested, and the April 15, 2010 options vest over a period of three years, in three equal parts each year.

No stock options were granted for the six month period ended June 30, 2012. The weighted average fair value of options granted during 2011 was $0.02 and was estimated using the Black-Scholes option pricing model, using the following assumptions:

2011
Expected volatility	111%
Risk-free interest rate	0.42%
Expected life	1.5 yrs
Dividend yield	0.00%
Forfeiture rate	0.00%

The Black-Scholes option-pricing model used by the Company to calculate options and warrant values was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differ from the Company's stock purchase options and warrants. The model also requires highly subjective assumptions, including future stock price volatility and expected time until exercise, which greatly affect the calculated values.

At June 30, 2012, the Company had outstanding options as follows:

Number of	Exercise
Options	Price	Expiration Date
100,000	$1.00	February 8, 2013
250,000	$0.27	August 6, 2013
600,000	$0.65	April 15, 2015
250,000	$0.12	December 31, 2012
225,000	$0.12	June 30, 2016
1,425,000

Effective November 6, 2011, the Board approved restricted stock grants to 7 Board members under the 2010 stock incentive plan. As per the terms of the grant, each of the 7 Board members will receive 150,000 shares vesting in equal parts on December 31, 2011, December 31, 2012 and December 31, 2013 subject to the execution of the requisite grant agreements. The Board also approved restricted stock grants to 2 Board members for serving as chair to various committees. As per the terms of the grant, each of the 2 Board members will receive 200,000 shares vesting immediately subject to the execution of the requisite grant agreements. Stock-based compensation expense will be recorded as of the vesting terms of the grants. Of the vested shares 650,000 restricted shares of common stock were issued as of December 31, 2011.

Effective January 12, 2012, the Board approved a management incentive plan which includes a 10% restricted common equity pool for management. Key participants of this plan will be executive officers and a member of the Company’s Board. Secondary participants will include other management with a trickle down to other core members of the team. The program entails a 5 year vesting program commencing January 2012, with an accelerated vesting schedule for certain participants of the plan. The equity grants are effective subject to the execution of the requisite grant agreements, no agreements have been executed to date.

During the six month periods ended June 30, 2012 and 2011, $41,417 and $56,381, respectively, has been recorded in the unaudited consolidated condensed statements of operations and comprehensive loss for stock-based compensation.

WARRANTS

Warrants issued in connection with various private placements of equity securities are treated as a capital transaction and no income statement recognition is required. A summary of warrant transactions is as follows:

	Warrants	Weighted average exercise price
Outstanding, January 1, 2010	-	$ -
Granted	1,545,000	$ 0.65
Expired or cancelled	-	$ -
Outstanding, December 31, 2010, and 2011,	1,545,000	$ 0.65
and June 30, 2012

In 2010, the Company closed a unit offering in the amount of $300,000 per tranche for gross proceeds of $600,000 whereby the Company issued 1,500,000 units. The unit offering was for up to $5 million. The units were in the form of shares of the Company's common stock, at $0.40 per share plus for each share of common stock subscribed to under the unit offer the investor received one warrant exercisable for 1 share of common stock at $0.55; if an Investor Warrant is exercised between the first and second years from issuance, the exercise price will be $0.65. All investor warrants as issued are subject to adjustment in the event of a stock split or similar adjustment by the Company. A commission of 4% of the gross proceeds was paid and 7.5 units for every $100 of the gross proceeds raised were payable for brokers’ fees.

No warrants were issued during the six month periods ended June 30, 2012 and 2011.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Disclosures [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 - RELATED PARTY TRANSACTIONS

During the six month period ended June 30, 2012, in addition to fees and salaries; reimbursement of business expenses; transactions with related parties include:

•        $150,000 related to services provided by Orchard Capital Corporation under a services agreement effective January 30, 2011. On April 19, 2011, the Company's Board ratified a Services Agreement (the "Agreement") between the Company and Orchard Capital Corporation ("Orchard") which was approved by the Company's Compensation Committee. Under the Agreement, Orchard agreed to provide services that may be mutually agreed to by and between Orchard and the Company including those duties customarily performed by the Chairman of the Board and executive of the Company as well as providing advice and consultation on general corporate matters and other projects as may be assigned by the Company's Board as needed. Orchard is controlled by Richard Ressler. Certain affiliated entities of Orchard as well as Richard Ressler own shares of the Company.

•       Mr. Nitin Amersey who is a director of the Company is listed as a control person with the Securities and Exchange Commission of Bay City Transfer Agency Registrar Inc., the Company's transfer agent. For the six month period ended June 30, 2012, the Company paid Bay City Transfer Agency Registrar Inc. $2,351.

In addition to fees and salaries and reimbursement of business expenses, during the six month period ended June 30, 2011 transactions with related parties include:

•        $4,000,000 issuance of unsecured subordinated promissory notes.

•        The effect of an exchange feature included in the terms of the Share Subscription Agreement for $3,000,000 of Convertible Debentures issued on March 19, 2010 ("2010 Debentures") and fully converted including interest into 6,007,595 shares of common stock on March 25, 2010. At March 31, 2011 the exchange feature liability related to the convertible debentures was re-valued to $2,280,000 with the change in fair value of exchange feature liability of $578,738 expense recorded in the consolidated condensed statements of operations and comprehensive loss. In March 2010, Orchard invested $1 million in the $3 million convertible debentures offering; of the exchange feature liability $760,000 was attributed to the investment made by Orchard based on their relative contribution to the March 2010 subscription, this amount was transferred to equity as of June 30, 2011. Orchard received 6,333,333 additional shares of Common Stock in conjunction with certain rights under the Prior Subscription Agreements as the Company closed its Qualified Offering on June 30, 2011.

•        $125,000 related to services provided by Orchard under a services agreement effective January 30, 2011.

•        Mr. Nitin Amersey who is a director of the Company is listed as a control person with the Securities and Exchange Commission of Bay City Transfer Agency Registrar Inc., the Company's transfer agent. For the six month period ended June 30, 2011, the Company paid Bay City Transfer Agency Registrar Inc. $17,005.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitment and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 - COMMITMENTS AND CONTINGENCIES

LEASES

Effective November 24, 2004, the Company's wholly-owned subsidiary, ESWA, entered into a lease agreement for approximately 40,220 square feet of leasehold space at 2 Bethlehem Pike Industrial Center, Montgomery Township, Pennsylvania. The leasehold space houses the Company's research and development facilities and also houses ESW’s manufacturing operations. The lease commenced on January 15, 2005 and was to expire January 31, 2010. Effective October 16, 2009, the Company's wholly-owned subsidiary ESWA entered into a lease renewal agreement with Nappen & Associates for the leasehold property in Pennsylvania. There were no modifications to the original economic terms of the lease under the lease renewal agreement. Under the terms of the lease renewal, the lease term will now expire February 28, 2013. Effective June 30, 2011, ESWA entered into a lease amendment agreement with Nappen & Associates for the leasehold property in Pennsylvania, whereby ESWA has the sole option to extend the expiry of the lease agreement by an additional 3 years if exercised, six months prior to February 28, 2013; there were no modifications to the original economic terms of the lease.

Effective December 20, 2004, the Company's wholly-owned subsidiary, ESWC, entered into a lease agreement for approximately 50,000 square feet of leasehold space in Concord, Ontario, Canada. The leasehold space previously housed the Company's executive offices and the manufacturing operations. The renewed lease period commenced on October 1, 2010 and ended on September 30, 2015. Effective May 1, 2012, the landlord terminated the  lease agreement for the facility. The Facility had been vacated prior to the lease termination.   Thereafter effective May 22, 2012, ESWC and its former landlord entered into an agreement for the full release of any future obligations under the  lease agreement subject to payment of a mutually agreed consideration payable through September 2012.   The agreement provides for a full and complete release of ESWC by the landlord for the consideration and terms under the lease agreement. The following is a summary of the minimum annual lease payments:

Year Ending December 31,	Amount

2012 (excluding the six months ended June 30, 2012)	$ 90,495
2013	30,165

Total	$ 120,660

LEGAL MATTERS

From time to time, the Company may be involved in a variety of claims, suits, investigations and proceedings arising from the ordinary course of our business, breach of contract claims, labor and employment claims, tax and other matters. Although claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, ESW believes that the resolution of current pending matters will not have a material adverse effect on its business, consolidated financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on ESW because of legal costs, diversion of management resources and other factors.

CAPITAL LEASE OBLIGATION

As of June 30, 2012 and December 31, 2011, the Company’s capital lease obligation amounted to $0 and $1,241, respectively.

OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
OPERATING SEGMENTS

NOTE 13 – OPERATING SEGMENTS

The Company has two principal operating segments, air testing services and catalyst manufacturing. These operating segments were determined based on the nature of the products and services offered. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s Executive Chairman has been identified as the chief operating decision-maker, and directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company evaluates performance based on several factors, of which the primary financial measure is net income. The accounting policies of the business segments are the same as those described in “Note 2: Summary of Accounting Policies.” No intersegment sales were made for the six month periods ended June 30, 2012 and 2011. The following tables show the operations of the Company’s reportable segments:

For the three month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 2,083,458	$ 260,645	$ -	$ 2,344,103
Net income / (loss)	$ 422,006	$ 63,109	$ (743,312)	$ (258,197)

For the six month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 4,464,541	$ 411,164	$ -	$ 4,875,705
Net income / (loss)	$ (342,884)	$ (450,135)	$ 108,751	$ (684,268)

As of June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 3,437,240	$ 1,424,294	$ 150,175	$ 5,417,122
Property, plant and equipment
under construction	$ 5,138	$ 351,857	$ -	$ 356,995
Property, plant and equipment	$ 221,751	$ 860,779	$ -	$ 1,082,530
Accounts receivable	$ 1,404,038	$ 134,900	$ 405,413	$ 1,538,938
Inventories	$ 2,192,467	$ 10,192	$ -	$ 2,202,659

For the three month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 2,931,954	$ 122,893	$ -	$ 3,054,847
Net loss	$ (804,195)	$ (291,326)	$ (2,792,646)	$ (3,888,167)

For the six month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 4,922,176	$ 178,409	$ -	$ 5,100,585
Net loss	$ (2,478,004)	$ (682,952)	$ (3,861,840)	$ (7,022,796)

As of December 31, 2011
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 4,329,986	$ 1,551,848	$ 623,192	$ 6,505,026
Property, plant and equipment
under construction	$ -	$ 198,416	$ -	$ 198,416
Property, plant and equipment	$ 328,489	$ 943,500	$ -	$ 1,271,989
Accounts receivable	$ 1,028,720	$ 176,014	$ -	$ 1,204,734
Inventories	$ 2,393,507	$ 37,520	$ -	$ 2,431,027

LOSS PER SHARE	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 14 - LOSS PER SHARE

Potential common shares of 1,425,000 related to ESW's outstanding stock options and 1,545,000 shares related to ESW's outstanding warrants, were excluded from the computation of diluted loss per share for the six month period ended June 30, 2012 because the inclusion of these shares would be anti-dilutive.

Potential common shares of 3,575,000 related to ESW's outstanding stock options, 1,545,000 shares related to ESW's outstanding warrants, common shares of 66,670,033 from the exchange of unsecured subordinated promissory notes and rights offering and 22,500,000 shares of common stock under the exchange feature liability were excluded from the computation of diluted loss per share for the six and three month periods ended June 30, 2011 because the inclusion of these shares would be anti-dilutive.

RISK MANAGEMENT	6 Months Ended
Jun. 30, 2012
Risks and Uncertainties [Abstract]
RISK MANAGEMENT
NOTE 15 - RISK MANAGEMENT

CONCENTRATIONS OF CREDIT RISK AND ECONOMIC DEPENDENCE

The Company's cash balances are maintained in various banks in Canada and the United States. Deposits held in banks in the United States are insured up to $250,000 per depositor for each bank by the Federal Deposit Insurance Corporation. Deposits held in banks in Canada are insured up to $100,000 Canadian per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Accounts Receivable and Concentrations of Credit Risk: The Company performs on-going credit evaluations of its customers' financial condition and generally does not require collateral from its customers. Three of its customers accounted for 19.5%, 11.4% and 10.6%, of the Company's revenue during the six month period ended June 30, 2012 and 26.9%, 21.0% and 13.1%, respectively, of its accounts receivable as of June 30, 2012.

Three of its customers accounted for 39%, 16%, and 12%, respectively, of the Company's revenue during the six month period ended June 30, 2011 and 28%, 18%, and 15%, respectively, of its accounts receivable as of June 30, 2011.

For the six month period ended June 30, 2012, the Company purchased approximately 20.1% and 15.1% of its inventory from two vendors. For the six month period ended June 30, 2011, the Company purchased approximately 32.3% and 12.4% of its inventory from two vendors. The accounts payable to these vendors aggregated approximately $334,575 and $733,430 as of June 30, 2012 and 2011, respectively.

LOAN PAYABLE	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
LOAN PAYABLE
      NOTE 16 – LOAN PAYABLE

On April 25, 2012, the Company’s wholly-owned subsidiary ESWA entered into a Machinery and Equipment Loan Fund (“MELF Facility”) with the Commonwealth of Pennsylvania for up to $500,000 for the purchase of equipment and related purchases. Two (2) draw-downs are permitted under the MELF Facility by ESWA. The first draw down of $280,787 was made under the MELF Facility in connection with equipment purchased by ESWA on April 25, 2012 (the “Closing Date”). ESWA may make one (1) additional draw-down per the terms of the MELF Facility so that the aggregate amount borrowed under the MELF Facility may be up to $500,000. Terms of the MELF Facility include initial interest at three (3%) percent per annum, monthly blended payments of $3,710 and full repayment of the MELF Facility on or before the first day of the eighty-fifth (85) calendar month following the Closing Date. As part of the loan agreement, within three years from the Closing Date ESWA is required to create, or retain, at its current location a certain number of jobs that is specified in the loan Application. A breach by ESWA in the creation or maintenance of these jobs shall be considered an event of default under the MELF Facility. In the event ESWA defaults on any payments, the MELF Facility may be accelerated with full payment due along with certain additional modifications including the increase in interest to twelve and one half (12 1/2%) percent. The loan is secured by certain property and equipment and corporate guarantee of the Company.

As of June 30, 2012 and December 31, 2011, the loan payable amounted to $274,763 and $0, respectively. For the six month period ended June 30, 2012, the Company paid interest amounting to $1,396 (June 30, 2011 - $0) on the loan and also repaid principal in the amount of $6,024 (June 30, 2011 - $0).

Loan maturities based on outstanding principal are as follows:

Year Ending December 31,	Amount

2012 (excluding the six months ended June 30, 2012)	$ 15,192
2013	37,244
2014	38,376
2015	39,544
2016	40,746
Thereafter	103,661

Total	$ 274,763

SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
BASIS OF CONSOLIDATION

BASIS OF CONSOLIDATION

The unaudited consolidated condensed financial statements include the accounts of the Company and its wholly-owned subsidiaries, ESW America Inc. ("ESWA"), ESW Technologies Inc. ("ESWT"), ESW Canada Inc. ("ESWC") and Technology Fabricators Inc. (“TFI”). All inter-company transactions and balances have been eliminated on consolidation. Amounts in the unaudited consolidated condensed financial statements are expressed in U.S. dollars.

Effective February 3, 2012 BBL Technologies Inc. (“BBL”), a non-operating subsidiary, filed for bankruptcy in the Province of Ontario, Canada. At the time of filing, BBL had no assets but had issued and outstanding redeemable Class A special shares. The Company did not provide any guarantee in relation to these redeemable Class A special shares. As a result of BBL’s filing for bankruptcy, the Company lost its control over BBL and has deconsolidated BBL from the unaudited consolidated condensed financial statements on the filing date. The Company recorded a $453,900 gain in the unaudited consolidated condensed statement of operations and comprehensive loss for the six and three month periods ended June 30, 2012 upon deconsolidation of BBL.

ESTIMATES

ESTIMATES

The preparation of unaudited consolidated condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reported period. Actual results could differ from those estimates. Significant estimates include amounts for inventory valuation, impairment of property plant and equipment, share-based compensation, valuation of the warrants, accrued liabilities and accounts receivable exposures.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

ALLOWANCE FOR DOUBTFUL ACCOUNTS

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated credit risk by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is estimated and recorded based on management's assessment of the credit history with the customer and current relationships with them. On this basis management has determined that an allowance for doubtful accounts of $217,732 and $1,398 was appropriate as of June 30, 2012 and December 31, 2011, respectively.

INVENTORY

INVENTORY

Inventory is stated at the lower of cost or market determined using the first-in, first-out method. Inventory is periodically reviewed for use and obsolescence, and adjusted as necessary. Inventory consists of raw materials, work-in-process and finished goods.

PROPERTY, PLANT AND EQUIPMENT UNDER CONSTRUCTION

PROPERTY, PLANT AND EQUIPMENT UNDER CONSTRUCTION

The Company capitalizes customized equipment built to be used in the future day to day operations at cost. Once complete and available for use, the cost for accounting purposes is transferred to property, plant and equipment, where normal depreciation rates apply.

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recorded at cost. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, generally 5 to 7 years. Maintenance and repairs are charged to operations as incurred. Significant renewals and betterments are capitalized.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS

The Company follows the Accounting Standards Codification (“ASC”) Topic 360, which requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the assets' carrying amounts may not be recoverable. In performing the review for recoverability, if future undiscounted cash flows (excluding interest charges) from the use and ultimate disposition of the assets are less than their carrying values, an impairment loss represented by the difference between its fair value and carrying value, is recognized. Properties held for sale are recorded at the lower of the carrying amount or the expected sales price less costs to sell. Management reviewed certain assets for impairment in the first quarter of 2012 (see Note 6 for details).

PATENTS AND TRADEMARKS

PATENTS AND TRADEMARKS

Patents and trademarks consist primarily of the costs incurred to acquire them from an independent third party. Intangible assets with a finite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the fair value of the asset.

Patents and trademarks were being amortized on a straight-line basis over their estimated life of ten years. Amortization expense for the six month periods ended June 30, 2012 and 2011 was $0 and $16,145 respectively and amortization expense for the three month periods ended June 30, 2012 and 2011 was $0. At June 30, 2012 and December 31, 2011, patents and trademarks were fully written down and had $0 carrying value.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

ASC Topic 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

Included in the ASC Topic 820 framework is a three level valuation inputs hierarchy with Level 1 being inputs and transactions that can be effectively fully observed by market participants spanning to Level 3 where estimates are unobservable by market participants outside of the Company and must be estimated using assumptions developed by the Company. The Company discloses the lowest level input significant to each category of asset or liability valued within the scope of ASC Topic 820 and the valuation method as exchange, income or use. The Company uses inputs which are as observable as possible and the methods most applicable to the specific situation of each company or valued item.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and loan payable approximate fair value because of their short-term nature or current market rate for the loan payable with a fixed rate. Per ASC Topic 820 framework these are considered Level 2 inputs where inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company derives revenue primarily from the sale of its catalytic products. In accordance with Staff Accounting Bulletin No. 104, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the amount is fixed or determinable, risk of ownership has passed to the customer and collection is reasonably assured.

The Company also derives revenue (approximately 8.4% and 3.5% of total revenue during the six month periods ended June 30, 2012 and 2011, respectively) from providing air testing and environmental certification services. Revenues are recognized upon delivery of testing services when persuasive evidence of an arrangement exists and collection of the related receivable is reasonably assured.

LOSS PER SHARE
LOSS PER SHARE

Loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the year. Common stock equivalents are excluded from the computation of diluted loss per share when their effect is anti-dilutive.

INCOME TAXES

INCOME TAXES

Income taxes are computed in accordance with the provisions of ASC Topic 740, which requires, among other things, a liability approach to calculating deferred income taxes. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in its financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company's estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of the related assets and liabilities in the period in which such events occur.

Such adjustments may have a material impact on ESW's income tax provision and results of operations.

SHIPPING AND HANDLING COSTS

SHIPPING AND HANDLING COSTS

The Company’s shipping and handling costs of $20,519 and $32,873 are included in cost of sales for the three month periods ended June 30, 2012 and 2011, respectively. Additionally, the Company has recorded recoveries of these costs amounting to $13,496 and $20,372, which are included in revenues for the three month periods ended June 30, 2012 and 2011, respectively.

The Company’s shipping and handling costs of $47,062 and $57,160 are included in cost of sales for the six month periods ended June 30, 2012 and 2011, respectively. Additionally, the Company has recorded recoveries of these costs amounting to $35,997 and $39,701, which are included in revenues for the six month periods ended June 30, 2012 and 2011, respectively.

RESEARCH AND DEVELOPMENT

RESEARCH AND DEVELOPMENT

The Company is engaged in research and development work. Research and development costs are charged as operating expense of the Company as incurred. Any grant money received for research and development work is used to offset these expenditures. For the three month periods ended June 30, 2012 and 2011, the Company expensed $185,770 and $150,272, net of grant revenues, respectively, towards research and development costs. For the six month periods ended June 30, 2012 and 2011, the Company expensed $314,318 and $333,897, net of grant revenues, respectively, towards research and development costs.

For the three month periods ended June 30, 2012 and 2011, gross research and development expense, excluding any offsetting grant revenues, amounted to $185,770 and $198,985, respectively, and grant money amounted to $0 and $48,713, respectively. For the six month periods ended June 30, 2012 and 2011, gross research and development expense, excluding any offsetting grant revenues, amounted to $314,318 and $612,609, respectively, and grant money amounted to $0 and $278,712, respectively.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION

The functional currency of the Company and its foreign subsidiaries is the U.S. dollar. Most of the Company’s revenue and materials purchased from suppliers are denominated in or linked to the U.S. dollar. Transactions denominated in currencies other than a functional currency are converted to the functional currency on the transaction date, and any resulting assets or liabilities are further translated at each reporting date and at settlement. Gains and losses recognized upon such translations are included within foreign exchange gain (loss) in the unaudited consolidated condensed statements of operations and comprehensive loss.

PRODUCT WARRANTIES

PRODUCT WARRANTIES

The Company provides for estimated warranty costs at the time of sale and accrues for specific items at the time their existence is known and the amounts are determinable. The Company estimates warranty costs using standard quantitative measures based on industry warranty claim experience and evaluation of specific customer warranty issues. The Company currently estimates warranty costs as 2% of revenue. As of June 30, 2012 and December 31, 2011, $199,862 and $121,335, respectively, was accrued as warranty provision and included in accrued liabilities. For the three month periods ended June 30, 2012 and 2011, the total warranty, service, service travel and installation costs included in cost of sales were $95,824 and $13,101, respectively. For the six month periods ended June 30, 2012 and 2011, the total warranty, service, service travel and installation costs included in cost of sales were $142,434 and $93,733, respectively.

SEGMENT REPORTING

SEGMENT REPORTING

ESW operates in two reportable segments. ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information", establishes standards for the way that public business enterprises report information about operating segments in the Company’s consolidated condensed financial statements. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. ESW’s operating segments include manufacturing operations and air testing services (see Note 13). ESW’s chief operating decision maker is the Company’s Executive Chairman.

RESTRUCTURING CHARGES

RESTRUCTURING CHARGES

In 2011 ESW underwent a significant restructuring of its operations. ESW recognizes restructuring expenses as they are incurred. ESW also evaluates the inventory and property, plant and equipment associated with restructuring actions for impairment. Asset impairment and accelerated depreciation expenses primarily relate to inventory write-downs for rationalized products and adjustments in the carrying value of the closed facilities to the Company’s estimated fair value. In addition, the remaining useful lives of other property, plant and equipment associated with the related operations were re-evaluated based on the respective plan, resulting in the impairment of certain assets. In accordance with ASC 420-10-25-11 costs to terminate an operating lease arise when a lessee will either: (a) terminate an operating lease; or (b) if it is unable to terminate the lease, discontinue its use of the asset and continue to make lease payments over the remaining term of the lease without benefit. When the lease will be terminated, the lessee should recognize a liability for the cost of terminating the lease at the time the lease is terminated. If the lease will not be terminated and the lessee will continue to incur costs under the lease without future benefit, the lessee should recognize a liability on the cease-use date (the date the lessee discontinues its use of the asset). In accordance with paragraphs 420-10-30-7 through 30-9, a liability for the remaining lease rentals, reduced by actual (or estimated) sublease rentals, would be recognized and measured at its fair value at the cease-use date. In accordance with paragraphs 420-10-35-1 through 35-4, the liability would be adjusted for changes, if any, resulting from revisions to estimated cash flows after the cease-use date, measured using the credit-adjusted risk-free rate that was used to measure the liability initially.

As disclosed in Note 12, the Company entered into an agreement with its former landlord for the full release of any future obligations under the lease agreement.

COMPARATIVE FIGURES	COMPARATIVE FIGURES Certain 2011 figures have been reclassified to conform to the current financial statement presentation.

INVENTORY (Tables)	6 Months Ended
Jun. 30, 2012
Inventory [Abstract]
Schedule of inventory

	June 30,	December 31,
Inventory	2012	2011
Raw materials	$ 774,290	$ 846,113
Work-in-process	1,414,270	1,705,346
Finished goods	121,459	102,575
	2,310,019	2,654,034
Less: reserve for inventory obsolescence	(107,360)	(223,007)

Total	$ 2,202,659	$ 2,431,027

PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	June 30,	December 31,
Classification	2012	2011

Plant, machinery and equipment	$ 3,724,990	$ 6,294,458
Office equipment	152,329	357,717
Furniture and fixtures	242,090	449,147
Vehicles	19,468	25,604
Leasehold improvements	826,579	1,012,823
	4,965,456	8,139,749
Less: accumulated depreciation	(3,882,926)	(6,867,760)

Total	$ 1,082,530	$ 1,271,989

Schedule of depreciation expense

	For the three month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 103,432	$ 87,353
Operating expenses	38,935	94,156
Research and development	-	29,028

Total	$ 142,367	$210,537

	For the six month periods ended
	June 30,	June 30,
Depreciation Expense	2012	2011

Cost of sales	$ 179,687	$ 163,544
Operating expenses	115,117	198,360
Research and development	-	58,191

Total	$ 294,804	$ 420,095

Schedule of impairment losses

For the three month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	-	-
Office equipment (Held for sale)	-	36,983
Computer hardware (Held for sale)	-	-
Computer software (Held for sale)	-	-
Total impairment loss recognized	-	311,304

Gain on disposal of plant and equipment	-	-
Total impairment loss recognized	$ -	$ 311,304

	For the six month period ended
Asset grouping	June 30, 2012	June 30, 2011
Plant and machinery	$ -	$ 180,993
Leasehold improvements	-	93,328
Furniture & fixtures (Abandonment)	1,800	-
Office equipment (Held for sale)	2,132	36,983
Computer hardware (Held for sale)	18,474	-
Computer software (Held for sale)	20,267	-
Total impairment loss recognized	42,674	311,304

Gain on disposal of plant and equipment	(13,729)	-
Total impairment loss recognized	$ 28,945	$ 311,304

INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Schedule of operating loss carryforwards

Originating	Loss
Year	Carryforward
1999	$ 407,607
2000	2,109,716
2001	2,368,368
2002	917,626
2003	637,458
2004	1,621,175
2005	2,276,330
2006	3,336,964
2007	3,378,355
2008	3,348,694
2009	2,927,096
2010	2,269,987
2011	2,212,173
2012	12,904,417

Total	$ 40,715,966

Schedule of reconciliation of the difference between the income tax provision using the statutory tax rates and the effective tax rate

	For the six month periods ended
	June 30,	June 30,
	2012	2011
Statutory tax rates:
U.S.	35.00%	35.00%
Canada	26.50%	31.00%
Income (loss) before income taxes
U.S.	$ (12,946,375)	$ (4,544,792)
Foreign	12,262,107	(2,478,004)

	$ (684,268)	$ (7,022,796)

Expected tax recovery at statutory tax rates	$ (1,281,773)	$ (2,358,611)
Differences in income taxes resulting from:
Depreciation and impairment (foreign operations)	(239,717)	103,041
Change in fair value of exchange feature liability	-	202,559
Financing charge on embedded derivative liability	-	169,785
Stock-based compensation	14,497	19,733
Gain on convertible derivative	-	(467,756)
Long-term debt interest expense accretion	-	1,227,126
	(1,506,993)	(1,104,123)
Benefit of losses not recognized	1,506,993	1,104,123
Income tax provision per unaudited consolidated
condensed financial statements	$ -	$ -

Schedule of deferred income tax assets

	June 30,	December 31,
	2012	2011

Property, plant and equipment	$ -	$ 488,494
Tax loss carryforwards	15,004,477	13,255,075
	15,004,477	13,743,569
Valuation allowance	(15,004,477)	(13,743,569)

Carrying value	$ -	$ -

STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of shares issued

	Number of Shares	Amount
Subscription receivable at June 30, 2011	32,143,170	$ 3,857,180
Conversion of notes payable to related parties and related accrued interest	34,390,418	4,126,850
Conversion of accrued expenses	136,424	16,374
Reclassification of conversion option liabilities to equity	-	2,654,730
Conversion of exchange feature liability	22,500,000	2,712,600
Rights offering costs	-	(419,410)

Total	89,170,012	$ 12,948,324

STOCK OPTIONS AND WARRANT GRANTS (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of allocated share-based compensation expense
Stock Option
Date	Expense
April 15, 2011	$ 62,127
April 15, 2012	$ 82,836
April 15, 2013	$ 20,709

Schedule of share-based compensation, stock options, activity

	Stock purchase options	Weighted average exercise price
Outstanding, January 1, 2011	3,600,000	$ 0.68
Granted	475,000	$ 0.12
Expired or cancelled	(500,000)	$ (0.73)
Outstanding, December 31, 2011	3,575,000	$ 0.60
Expired	(2,150,000)	$ (0.71)

Outstanding, June 30, 2012	1,425,000	$ 0.43

Schedule of share-based payment award, stock options, valuation assumptions
2011
Expected volatility	111%
Risk-free interest rate	0.42%
Expected life	1.5 yrs
Dividend yield	0.00%
Forfeiture rate	0.00%

Schedule of share-based compensation, stock options outstanding

Number of	Exercise
Options	Price	Expiration Date
100,000	$1.00	February 8, 2013
250,000	$0.27	August 6, 2013
600,000	$0.65	April 15, 2015
250,000	$0.12	December 31, 2012
225,000	$0.12	June 30, 2016
1,425,000

Schedule of changes in warrants

	Warrants	Weighted average exercise price
Outstanding, January 1, 2010	-	$ -
Granted	1,545,000	$ 0.65
Expired or cancelled	-	$ -
Outstanding, December 31, 2010, and 2011,	1,545,000	$ 0.65
and June 30, 2012

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitment and Contingencies [Abstract]
Schedule of minimum annual lease payments
Year Ending December 31,	Amount

2012 (excluding the six months ended June 30, 2012)	$ 90,495
2013	30,165

Total	$ 120,660

OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of operations of the Company's reportable segments

For the three month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 2,083,458	$ 260,645	$ -	$ 2,344,103
Net income / (loss)	$ 422,006	$ 63,109	$ (743,312)	$ (258,197)

For the six month period ended June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Revenue	$ 4,464,541	$ 411,164	$ -	$ 4,875,705
Net income / (loss)	$ (342,884)	$ (450,135)	$ 108,751	$ (684,268)

As of June 30, 2012
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 3,437,240	$ 1,424,294	$ 150,175	$ 5,417,122
Property, plant and equipment
under construction	$ 5,138	$ 351,857	$ -	$ 356,995
Property, plant and equipment	$ 221,751	$ 860,779	$ -	$ 1,082,530
Accounts receivable	$ 1,404,038	$ 134,900	$ 405,413	$ 1,538,938
Inventories	$ 2,192,467	$ 10,192	$ -	$ 2,202,659

For the three month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 2,931,954	$ 122,893	$ -	$ 3,054,847
Net loss	$ (804,195)	$ (291,326)	$ (2,792,646)	$ (3,888,167)

For the six month period ended June 30, 2011
	Catalyst	Air Testing	Unallocated	Total

Sales	$ 4,922,176	$ 178,409	$ -	$ 5,100,585
Net loss	$ (2,478,004)	$ (682,952)	$ (3,861,840)	$ (7,022,796)

As of December 31, 2011
	Catalyst	Air Testing	Unallocated	Total

Total assets	$ 4,329,986	$ 1,551,848	$ 623,192	$ 6,505,026
Property, plant and equipment
under construction	$ -	$ 198,416	$ -	$ 198,416
Property, plant and equipment	$ 328,489	$ 943,500	$ -	$ 1,271,989
Accounts receivable	$ 1,028,720	$ 176,014	$ -	$ 1,204,734
Inventories	$ 2,393,507	$ 37,520	$ -	$ 2,431,027

LOAN PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of loan maturities based on outstanding principal
Year Ending December 31,	Amount

2012 (excluding the six months ended June 30, 2012)	$ 15,192
2013	37,244
2014	38,376
2015	39,544
2016	40,746
Thereafter	103,661

Total	$ 274,763

NATURE OF BUSINESS AND GOING CONCERN (Details Textuals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Nature Of Business and Going Concern [Abstract]
Accumulated deficit	$ (53,438,194)	$ (52,753,926)
Cash and cash equivalents	$ 78,556	$ 1,103,649	$ 759,003	$ 13,328

NATURE OF BUSINESS AND GOING CONCERN (Details Textuals 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jul. 12, 2011 Unsecured subordinated promissory notes	Jun. 30, 2011 Bridge Lenders	Jun. 30, 2012 Bridge Lenders	May 10, 2011 Bridge Lenders	Jun. 30, 2012 Qualified Offering	Jul. 12, 2011 Qualified Offering
Debt Instrument [Line Items]
Capital raised			$ 4,000,000			$ 4,000,000		$ 8,000,000
Restricted shares of common stock issued	219,450,447	219,450,447			27,714,385		38,955,629
Value of shares subscribed	219,450	219,450					4,700,000
Shares subscribed via cash					3,300,000		1,900,000
Exchange of principal and accrued interest on Notes					$ 1,300,000		$ 2,800,000
Common stock value per share				$ 0.12

NATURE OF BUSINESS AND GOING CONCERN (Details Textuals 2) (ESW Canada Inc., CAD) In Millions, unless otherwise specified	1 Months Ended
Jul. 18, 2011
ESW Canada Inc.
Related Party Transaction [Line Items]
Amount paid to its senior lender	1.5

NATURE OF BUSINESS AND GOING CONCERN (Details Textuals 3) (Machinery and Equipment Loan Fund ("MELF Facility"), USD $)	Apr. 25, 2012
Machinery and Equipment Loan Fund ("MELF Facility")
Line of Credit Facility [Line Items]
MELF Facility in connection with equipment purchased	$ 280,787

SIGNIFICANT ACCOUNTING POLICIES (Details Textuals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Segments	Jun. 30, 2011	Dec. 31, 2011
Accounting Policies [Abstract]
Gain on deconsolidation of subsidiary			$ 453,900
Allowance for doubtful accounts receivable	217,732		217,732		1,398
Total revenue percentage			8.40%	3.50%
Research and development expense, net of grant revenues	185,770	150,272	314,318	333,897
Gross research and development expense, excluding any offsetting grant revenues	185,770	198,985	314,318	612,609
Grant money	0	48,713	0	278,712
Estimated warranty cost charged against percentage of revenue	2.00%		2.00%
Accrued warranty provision	199,862		199,862		121,335
Warranty, service, service travel and installation costs	$ 95,824	$ 13,101	$ 142,434	$ 93,733
Number of reportable segments			2

SIGNIFICANT ACCOUNTING POLICIES (Details Textuals 1)	6 Months Ended
Jun. 30, 2012
Minimum
Property, Plant and Equipment [Line Items]
Estimated life of Property, plant and equipment	5 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated life of Property, plant and equipment	7 years

SIGNIFICANT ACCOUNTING POLICIES (Details Textuals 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of patents and trademarks				$ 16,145
PATENTS AND TRADEMARKS
Finite-Lived Intangible Assets [Line Items]
Estimated life of Patents and trademarks	10 years
Amortization of patents and trademarks	0	0	0	16,145
Net carrying value of Patents and trademarks	$ 0		$ 0		$ 0

CASH AND CASH EQUIVALENTS (Details Textuals)	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Remaining maturity period of investment	90 days or less

INVENTORY (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Inventory [Abstract]
Raw materials	$ 774,290	$ 846,113
Work-in-process	1,414,270	1,705,346
Finished goods	121,459	102,575
Inventory gross	2,310,019	2,654,034
Less: reserve for inventory obsolescence	(107,360)	(223,007)
Total	$ 2,202,659	$ 2,431,027

PROPERTY, PLANT AND EQUIPMENT - Components of property, plant and equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Plant, machinery and equipment	Dec. 31, 2011 Plant, machinery and equipment	Mar. 31, 2012 Office equipment	Dec. 31, 2011 Office equipment	Mar. 31, 2012 Furniture and fixtures	Dec. 31, 2011 Furniture and fixtures	Jun. 30, 2012 Vehicles	Dec. 31, 2011 Vehicles	Jun. 30, 2012 Leasehold improvements	Dec. 31, 2011 Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 4,965,456	$ 8,139,749	$ 3,724,990	$ 6,294,458	$ 152,329	$ 357,717	$ 242,090	$ 449,147	$ 19,468	$ 25,604	$ 826,579	$ 1,012,823
Less: accumulated depreciation	(3,882,926)	(6,867,760)
Total	$ 1,082,530	$ 1,271,989

PROPERTY, PLANT AND EQUIPMENT - Depreciation expense recognized in the unaudited consolidated condensed statements of operations and comprehensive loss (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 142,367	$ 210,537	$ 294,804	$ 420,182
Cost of sales
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	103,432	87,353	179,687	163,544
Operating expenses
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	38,935	94,156	115,117	198,360
Research and development
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment		$ 29,028		$ 58,191

PROPERTY, PLANT AND EQUIPMENT - Details of impairment losses recognized (Details 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Total impairment loss recognized		$ 311,304	$ 42,674	$ 311,304
Gain on disposal of plant and equipment			(13,729)
Total impairment loss recognized		311,304	28,945	311,304
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Total impairment loss recognized		180,993		180,993
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total impairment loss recognized		93,328		93,328
Furniture & fixtures (Abandonment)
Property, Plant and Equipment [Line Items]
Total impairment loss recognized			1,800
Office equipment (Held for sale)
Property, Plant and Equipment [Line Items]
Total impairment loss recognized		36,983	2,132	36,983
Computer hardware (Held for sale)
Property, Plant and Equipment [Line Items]
Total impairment loss recognized			18,474
Computer software (Held for sale)
Property, Plant and Equipment [Line Items]
Total impairment loss recognized			$ 20,267

PROPERTY, PLANT AND EQUIPMENT (Details Textuals) (USD $)	Mar. 31, 2012
Office equipment
Property, Plant and Equipment [Line Items]
Carrying value of assets	$ 0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Carrying value of assets	$ 0

REDEEMABLE CLASS A SPECIAL SHARES (Details Textuals)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Ontario Corporation USD ($)	Dec. 31, 2011 Ontario Corporation CAD
Redeemable Class A Special Shares [Line Items]
Redeemable Class A special shares issued	$ 453,900	$ 453,900	700,000

INCOME TAXES - Loss carryforward (Details) (USD $)	Jun. 30, 2012
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 40,715,966
1999
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	407,607
2000
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,109,716
2001
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,368,368
2002
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	917,626
2003
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	637,458
2004
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,621,175
2005
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,276,330
2006
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,336,964
2007
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,378,355
2008
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,348,694
2009
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,927,096
2010
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,269,987
2011
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,212,173
2012
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 12,904,417

INCOME TAXES - Reconciliation of the difference between the income tax provision using the statutory tax rates and the effective tax rate (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Components Of Income Tax Expense (Benefit) [Line Items]
Net loss	$ (258,197)	$ (3,888,167)	$ (684,268)	$ (7,022,796)
Expected tax recovery at statutory tax rates			(1,281,773)	(2,358,611)
Differences in income taxes resulting from:
Depreciation and impairment (foreign operations)			(239,717)	103,041
Change in fair value of exchange feature liability				202,559
Financing charge on embedded derivative liability				169,785
Stock-based compensation			14,497	19,733
Gain on convertible derivative				(467,756)
Long-term debt interest expense accretion				1,227,126
Income tax reconciliation income tax expense benefit adjusted tax			(1,506,993)	(1,104,123)
Benefit of losses not recognized			1,506,993	1,104,123
Income tax provision per unaudited consolidated condensed financial statements
U.S.
Schedule Of Components Of Income Tax Expense (Benefit) [Line Items]
Statutory tax rates:			35.00%	35.00%
Income (loss) before income taxes			(12,946,375)	(4,544,792)
Canada
Schedule Of Components Of Income Tax Expense (Benefit) [Line Items]
Statutory tax rates:			26.50%	31.00%
Income (loss) before income taxes			$ 12,262,107	$ (2,478,004)

INCOME TAXES - Components of deferred income tax assets (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Property, plant and equipment		$ 488,494
Tax loss carryforwards	15,004,477	13,255,075
Deferred Tax Assets, Gross	15,004,477	13,743,569
Valuation allowance	(15,004,477)	(13,743,569)
Carrying value

INCOME TAXES (Details Textuals) (USD $)	Jun. 30, 2012
Income Taxes [Abstract]
Federal income tax loss carry forwards	$ 40,715,966
Valuation allowance for full amount of related deferred tax asset	14,250,588
Canadian subsidiaries non-capital tax loss carry forwards available to be used	2,844,864
Deferred tax asset fully offset by valuation allowance	$ 753,889

STOCKHOLDERS' EQUITY (Details) (USD $)	Jun. 30, 2011
Equity [Abstract]
Subscription receivable at June 30, 2011 (in shares)	32,143,170
Subscription receivable at June 30, 2011	$ 3,857,180
Conversion of notes payable to related parties and related accrued interest (in shares)	34,390,418
Conversion of notes payable to related parties and related accrued interest	4,126,850
Conversion of accrued expenses (in shares)	136,424
Conversion of accrued expenses	16,374
Reclassification of conversion option liabilities to equity	2,654,730
Conversion of exchange feature liability (in shares)	22,500,000
Conversion of exchange feature liability	2,712,600
Rights offering costs	(419,410)
Total (in shares)	89,170,012
Total	$ 12,948,324

STOCKHOLDERS' EQUITY (Details 1) (Board members)	0 Months Ended	12 Months Ended
	Nov. 06, 2011	Dec. 31, 2011
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for services, shares to four board members	166,668
Stock incentive plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for services, shares two and five board members respectively	400,000	250,000

STOCK OPTIONS AND WARRANT GRANTS - Summary of option transactions, including those granted pursuant to the terms of certain employment and other agreements (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Apr. 15, 2010	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding		1,425,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding		3,575,000	3,600,000
Granted			475,000
Expired or cancelled		(2,150,000)	(500,000)
Outstanding		1,425,000	3,575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding		$ 0.6	$ 0.68
Granted	$ 0.65		$ 0.12
Expired or cancelled		$ (0.71)	$ (0.73)
Outstanding		$ 0.43	$ 0.6

STOCK OPTIONS AND WARRANT GRANTS - Stock option expense of the April 15, 2010 award (Details 1) (USD $)	6 Months Ended			6 Months Ended					0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 April 15, 2011	Jun. 30, 2012 April 15, 2012	Jun. 30, 2012 April 15, 2013	Dec. 31, 2011 Restricted stock Stock incentive plan 2010	Nov. 06, 2011 Restricted stock Stock incentive plan 2010	Jan. 12, 2012 Restricted stock Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued								150,000
Number of shares, vesting immediately								200,000
Restricted shares of common stock issued	219,450,447		219,450,447				650,000
Restricted common equity percentage									10.00%
Options vest over a period									5 years
Stock-based compensation expenses	$ 41,417	$ 56,381		$ 62,127	$ 82,836	$ 20,709

STOCK OPTIONS AND WARRANT GRANTS - Weighted average fair value of options granted and estimated using the Black-Scholes option pricing model (Details 2) (Stock options)	12 Months Ended
Dec. 31, 2011
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	111.00%
Risk-free interest rate	0.42%
Expected life	1 year 6 months
Dividend yield	0.00%
Forfeiture rate	0.00%

STOCK OPTIONS AND WARRANT GRANTS - Outstanding options (Details 3) (USD $)	Jun. 30, 2012	Jun. 30, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Jun. 30, 2012 Stock options Exercise Price $1.00	Jun. 30, 2012 Stock options Exercise Price $0.27	Jun. 30, 2012 Stock options Exercise Price $0.65	Jun. 30, 2012 Stock options Exercise Price $0.12	Jun. 30, 2012 Stock options Exercise Price $0.12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,425,000	1,425,000	3,575,000	3,600,000	100,000	250,000	600,000	250,000	225,000
Exercise Price		$ 0.43	$ 0.6	$ 0.68	$ 1	$ 0.27	$ 0.65	$ 0.12	$ 0.12
Expiration Date					Feb 8, 2013	Aug 6, 2013	Apr 15, 2015	Dec 31, 2012	Jun 30, 2016

STOCK OPTIONS AND WARRANT GRANTS - Summary of warrant transactions (Details 4) (Warrant)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011
Warrant
Class Of Warrant Or Right, Outstanding [Roll Forward]
Outstanding		1,545,000	1,545,000
Granted	1,545,000
Expired or cancelled
Outstanding,	1,545,000	1,545,000	1,545,000
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights [Roll Forward]
Outstanding		0.65	0.65
Granted	0.65
Expired or cancelled
Outstanding	0.65	0.65	0.65

STOCK OPTIONS AND WARRANT GRANTS (Details Textuals) (Stock options, USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2010	Dec. 31, 2011
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted to former executive officer and former director and one director	900,000
Exercise price of options	$ 0.65	$ 0.12
Expiry period of options	5 years
Outstanding options- weighted average remaining life	25 months
Options vest over a period	3 years
Weighted average fair value of options granted	$ 0.02

STOCK OPTIONS AND WARRANT GRANTS (Details Textuals 1) (USD $)	12 Months Ended
Dec. 31, 2010
Common stock
Common stock value per share	$ 0.4
Warrant
Exercise price of warrants	0.55
Exercise price of warrants between first and second year	$ 0.65
Units offering
Unit offering value per tranche	$ 300,000
Unit offering gross value	600,000
Unit offering number of units issued	1,500,000
Unit offering maximum limit	$ 5,000,000
Percentage commission of gross proceeds	4.00%
Commission number of units per hundred dollar of gross proceeds	$ 7.5
Commission multiple of gross proceeds used	$ 100

STOCK OPTIONS AND WARRANT GRANTS (Details Textuals 2) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Equity [Abstract]
Stock-based compensation expenses	$ 41,417	$ 56,381

RELATED PARTY TRANSACTIONS (Details Textuals) (USD $)	1 Months Ended			6 Months Ended
	Mar. 31, 2011	Mar. 19, 2010	Mar. 25, 2010	Jun. 30, 2011	Jun. 30, 2012 Orchard Capital Corporation ("Orchard")	Jun. 30, 2011 Orchard Capital Corporation ("Orchard")	Jun. 30, 2011 Unsecured subordinated promissory notes	Jun. 30, 2012 Mr. Nitin Amersey	Jun. 30, 2011 Mr. Nitin Amersey
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					$ 150,000	$ 125,000	$ 4,000,000	$ 2,351	$ 17,005
Stock issued during period value conversion of convertible securities net of adjustments		3,000,000
Stock issued during period, shares, conversion of convertible securities			6,007,595
Revaluation of exchange feature liability related to convertible debentures	2,280,000
Unrealized gain (loss) on derivatives				(578,739)
Related party investment						1,000,000
Amount of convertible debentures offering						3,000,000
Amount attributable to relate party						$ 760,000
Number of shares received in conjunction with certain rights under prior subscription agreements						6,333,333

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2012
Commitment and Contingencies [Abstract]
2012 (excluding the six months ended June 30, 2012)	$ 90,495
2013	30,165
Total	$ 120,660

COMMITMENTS AND CONTINGENCIES (Details Textuals) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitment and Contingencies [Abstract]
Extended lease agreement term	3 years
Capital lease obligation		$ 1,241

OPERATING SEGMENTS (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Sales revenue	$ 2,344,103	$ 3,054,847	$ 4,875,705	$ 5,100,585
Net income / (loss)	(258,197)	(3,888,167)	(684,268)	(7,022,796)
Total Assets	5,417,122		5,417,122		6,505,026
Property, plant and equipment under construction	356,995		356,995		198,416
Property, plant and equipment	1,082,530		1,082,530		1,271,989
Accounts receivable	1,538,938		1,538,938		1,204,734
Inventories	2,202,659		2,202,659		2,431,027
Catalyst
Segment Reporting Information [Line Items]
Sales revenue	2,083,458	2,931,954	4,464,541	4,922,176
Net income / (loss)	422,006	(804,195)	(342,884)	(2,478,004)
Total Assets	3,437,240		3,437,240		4,329,986
Property, plant and equipment under construction	5,138		5,138
Property, plant and equipment	221,751		221,751		328,489
Accounts receivable	1,404,038		1,404,038		1,028,720
Inventories	2,192,467		2,192,467		2,393,507
Air Testing
Segment Reporting Information [Line Items]
Sales revenue	260,645	122,893	411,164	178,409
Net income / (loss)	63,109	(291,326)	(450,135)	(682,952)
Total Assets	1,424,294		1,424,294		1,551,848
Property, plant and equipment under construction	351,857		351,857		198,416
Property, plant and equipment	860,779		860,779		943,500
Accounts receivable	134,900		134,900		176,014
Inventories	10,192		10,192		37,520
Unallocated
Segment Reporting Information [Line Items]
Sales revenue
Net income / (loss)	(743,312)	(2,792,646)	108,751	(3,861,840)
Total Assets	150,175		150,175		623,192
Property, plant and equipment under construction
Property, plant and equipment
Accounts receivable	405,413		405,413
Inventories

OPERATING SEGMENTS (Details Textuals)	6 Months Ended
Jun. 30, 2012 Segments
Segment Reporting [Abstract]
Number of reportable segments	2

LOSS PER SHARE (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from the computation of diluted loss per share	1,425,000	3,575,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from the computation of diluted loss per share	1,545,000	1,545,000
Exchange of unsecured subordinated promissory notes and rights offering
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from the computation of diluted loss per share		66,670,033
Common stock under exchange feature liability
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from the computation of diluted loss per share		22,500,000

RISK MANAGEMENT (Details Textuals) (USD $)	Jun. 30, 2012
U.S.
Cash and Cash Equivalents [Line Items]
Insured amount per depositor for each bank by the Federal Deposit Insurance Corporation	$ 250,000
Canada
Cash and Cash Equivalents [Line Items]
Insured amount per depositor for each bank by the Federal Deposit Insurance Corporation	$ 100,000

RISK MANAGEMENT (Details Textuals 1)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Concentration Risk [Line Items]
Concentration risk number of customers	3
Accounts Receivable | Concentrations of Credit Risk | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage	26.90%	28.00%
Accounts Receivable | Concentrations of Credit Risk | Customer two
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	18.00%
Accounts Receivable | Concentrations of Credit Risk | Customer three
Concentration Risk [Line Items]
Concentration risk, percentage	13.10%	15.00%
Sales revenue | Concentrations of Credit Risk | Customer one
Concentration Risk [Line Items]
Concentration risk, percentage	19.50%	39.00%
Sales revenue | Concentrations of Credit Risk | Customer two
Concentration Risk [Line Items]
Concentration risk, percentage	11.40%	16.00%
Sales revenue | Concentrations of Credit Risk | Customer three
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%	12.00%

RISK MANAGEMENT (Details Textuals 2) (USD $)	6 Months Ended		6 Months Ended
	Jun. 30, 2012 Vendors	Dec. 31, 2011	Jun. 30, 2012 Supplier concentration risk Vendor one	Jun. 30, 2011 Supplier concentration risk Vendor one	Jun. 30, 2012 Supplier concentration risk Vendor two	Jun. 30, 2011 Supplier concentration risk Vendor two	Jun. 30, 2012 Accounts payable Vendor one	Jun. 30, 2011 Accounts payable Vendor one	Jun. 30, 2012 Accounts payable Vendor two	Jun. 30, 2011 Accounts payable Vendor two
Concentration Risk [Line Items]
Concentration risk, percentage			20.10%	32.30%	15.10%	12.40%
Accounts payable	$ 1,260,791	$ 1,384,972					$ 334,575	$ 733,430	$ 334,575	$ 733,430
Number of vendors	2

LOAN PAYABLE - Loan maturities based on outstanding principal (Details) (USD $)	Jun. 30, 2012
Debt Disclosure [Abstract]
2012 (excluding the six months ended June 30, 2012)	$ 15,192
2013	37,244
2014	38,376
2015	39,544
2016	40,746
Thereafter	103,661
Total	$ 274,763

LOAN PAYABLE (Details Textuals) (USD $)	1 Months Ended	6 Months Ended
	Apr. 25, 2012	Jun. 30, 2012	Jun. 30, 2011
Line of Credit Facility [Line Items]
Loans payable total		$ 274,763
Machinery and Equipment Loan Fund ("MELF Facility")
Line of Credit Facility [Line Items]
MELF Facility in connection with equipment purchased	280,787
MELF Facility include initial interest	(3.00%)
Monthly blended payments	3,710
Term of full repayment of the MELF Facility	On or before the first day of the eighty-fifth (85) calendar month following the Closing Date
Increase in interest percentage	12.50%
Paid interest amounting		1,396	0
Repaid principal in the amount		6,024	0
Machinery and Equipment Loan Fund ("MELF Facility") | Commonwealth of Pennsylvania
Line of Credit Facility [Line Items]
Capital raised	$ 500,000